Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Shares subject to possible redemption		0	615,366
Ordinary shares, par value	₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000	150,000,000
Ordinary shares, shares issued	69,750,117	69,750,117	68,711,584
Ordinary shares, shares outstanding	69,750,117	69,750,117	68,711,584
Shares subject to possible redemption		0	615,366